FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Carrying and fair values of non-derivative and derivative financial instruments
Transfers between hierarchy levels	CAD 0.0
Senior notes | Carrying Value.
Financial Liabilities:
Long-term debt, fair value	716.0	CAD 1,137.2
Senior notes | Fair Value
Financial Liabilities:
Long-term debt, fair value	CAD 771.0	CAD 1,220.8